RESTRUCTURING RESTRUCTURING (2009 Restructuring - Restructuring Reserve) (Details) (USD $) In Millions	12 Months Ended						6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2009 2009 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Jun. 30, 2010 2009 Restructuring Plan [Member] Corporate [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2010 Corporate [Member]		Dec. 31, 2009 Corporate [Member]		Dec. 31, 2008 Corporate [Member]		Jun. 30, 2010 2009 Restructuring Plan [Member]	Jun. 30, 2009 2009 Restructuring Plan [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member]	Dec. 31, 2010 2009 Restructuring Plan [Member]	Dec. 31, 2009 2009 Restructuring Plan [Member]	Mar. 31, 2010 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Shutdown of a Small Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Corporate-2009, Adjustments to Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 26	[1]	$ 689	[1]	$ 839	[1]											$ 1	$ 224	$ (2)	[1]	$ 251	[1]	$ 432	[1]	$ 13	$ 677	$ 13	$ 29	$ 689				$ 13
Asset write-downs and write-offs			464															5							5	454			454	8	96	26
Exit or disposal activities																		64							7	68			66
Severance costs																		155							1	155			169
Adjustment to reserve							0	21	0	13	7	13	0	1		0
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance								0			68			84														152
Adjustment to reserve							0	21	0	13	7	13	0	1		0
Charges against reserve							(454)	(21)		(13)	(7)		0	0													(467)	(28)
Cash payments							0	0		0	0		(72)	(77)	(149)												(72)	(77)
Foreign currency impact							0	0		0	0		1	(2)													1	(2)
Restructuring reserve, ending balance							$ 0	$ 0		$ 68	$ 68		$ 84	$ 6	$ 6												$ 152	$ 74	$ 152

[1]	See Note C for information regarding restructuring charges.